COMMITMENTS - Movantik Acquisition (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Apr. 01, 2020	Apr. 30, 2020	Oct. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 11, 2021	Sep. 30, 2020	Jul. 14, 2020
Disclosure of detailed information about intangible assets [line items]
Upfront payment for acquisition of rights					$ 53,368	$ 35
Agreement amount payable for acquisition of rights				$ 23,000	26,000
Intangible assets				$ 71,644	$ 87,879
Movantik
Disclosure of detailed information about intangible assets [line items]
Percentage of royalty based on sales				20.00%
Intangible assets				$ 12,500
Present value of total consideration				$ 65,000
Useful life of assets (in years)		10 years 6 months		12 years 6 months
Fee on net revenue for services received (as a percent)								4.50%
Aemcolo
Disclosure of detailed information about intangible assets [line items]
Useful life of assets (in years)			11 years
AstraZeneca AB | Movantik
Disclosure of detailed information about intangible assets [line items]
Upfront payment for acquisition of rights	$ 52,500
Agreement amount payable for acquisition of rights							$ 16,000		$ 15,500
Increase in agreement amount payable for acquisition of rights							$ 500
Purchase commitment				$ 22,000